MERGER BETWEEN TRIO MERGER CORP. AND SAEXPLORATION HOLDINGS, INC. - Effects of the Merger (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Business Combinations [Abstract]
Cash and cash held in trust, after conversions	$ 47,777
Cash payment to Former SAE common stockholders at Closing	(7,500)
Net cash released from escrow to the Corporation upon Closing	40,277
Other assets and liabilities remaining in the Corporation:
Notes payable to related parties – Former SAE common stockholders, at fair value	(11,775)
Notes payable to related parties – directors	(500)
Other assets	13
Contingent consideration	0
Net increase in equity resulting from merger prior to other charges and credits to equity	28,015
Merger costs charged to equity	(5,027)
Pre-acquisition value of Former SAE warrants deemed equity under their terms	1,293
Net increase in the Corporation's June 24, 2013 equity resulting from the Merger	$ 24,281